HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Hedging Transactions and Derivative Financial Instruments Disclosures [Abstract]
Derivative instruments, fair value, designated as hedging instruments
The following table presents the fair values of the Company's derivative instruments that were designated and qualified as part of a hedging relationship (in millions):

		Fair Value[1,2]
Derivatives Designated as Hedging Instruments	Balance Sheet Location[1]	December 31, 2015	December 31, 2014
Assets:
Foreign currency contracts	Prepaid expenses and other assets	$572	$923
Foreign currency contracts	Other assets	246	346
Commodity contracts	Prepaid expenses and other assets	1	—
Interest rate contracts	Prepaid expenses and other assets	20	14
Interest rate contracts	Other assets	62	146
Total assets		$901	$1,429
Liabilities:
Foreign currency contracts	Accounts payable and accrued expenses	$51	$24
Foreign currency contracts	Other liabilities	75	249
Commodity contracts	Accounts payable and accrued expenses	—	1
Interest rate contracts	Accounts payable and accrued expenses	53	11
Interest rate contracts	Other liabilities	231	35
Total liabilities		$410	$320

[1]
All of the Company's derivative instruments are carried at fair value in our consolidated balance sheets after considering the impact of legally enforceable master netting agreements and cash collateral held or placed with the same counterparties, as applicable. Current disclosure requirements mandate that derivatives must also be disclosed without reflecting the impact of master netting agreements and cash collateral. Refer to Note 16 for the net presentation of the Company's derivative instruments.

[2]	Refer to Note 16 for additional information related to the estimated fair value.

Derivative instruments, fair value, not designated as hedging instruments
The following table presents the fair values of the Company's derivative instruments that were not designated as hedging instruments (in millions):

		Fair Value[1,2]
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location[1]	December 31, 2015	December 31, 2014
Assets:
Foreign currency contracts	Prepaid expenses and other assets	$105	$44
Foreign currency contracts	Other assets	241	231
Commodity contracts	Prepaid expenses and other assets	2	9
Commodity contracts	Other assets	1	1
Other derivative instruments	Prepaid expenses and other assets	17	14
Other derivative instruments	Other assets	3	2
Total assets		$369	$301
Liabilities:
Foreign currency contracts	Accounts payable and accrued expenses	$59	$33
Foreign currency contracts	Other liabilities	9	21
Commodity contracts	Accounts payable and accrued expenses	154	156
Commodity contracts	Other liabilities	19	17
Interest rate contracts	Other liabilities	1	2
Other derivative instruments	Accounts payable and accrued expenses	5	11
Other derivative instruments	Other liabilities	2	—
Total liabilities		$249	$240

[1]
All of the Company's derivative instruments are carried at fair value in our consolidated balance sheets after considering the impact of legally enforceable master netting agreements and cash collateral held or placed with the same counterparties, as applicable. Current disclosure requirements mandate that derivatives must also be disclosed without reflecting the impact of master netting agreements and cash collateral. Refer to Note 16 for the net presentation of the Company's derivative instruments.

[2]	Refer to Note 16 for additional information related to the estimated fair value.

Derivative instruments, pretax impact that changes in the fair value of the derivatives designated as hedges had on AOCI and earnings
The following table presents the pretax impact that changes in the fair values of derivatives designated as cash flow hedges had on AOCI and earnings during the years ended December 31, 2015, 2014 and 2013 (in millions):

	Gain (Loss) Recognized in Other Comprehensive Income ("OCI")	Location of Gain (Loss) Recognized in Income[1]	Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)
2015
Foreign currency contracts	$949	Net operating revenues	$618	$12
Foreign currency contracts	60	Cost of goods sold	62	—	[2]
Foreign currency contracts	18	Interest expense	(9)	—
Foreign currency contracts	(38)	Other income (loss) — net	(40)	—
Interest rate contracts	(153)	Interest expense	(3)	1
Commodity contracts	(1)	Cost of goods sold	(3)	—
Total	$835		$625	$13
2014
Foreign currency contracts	$973	Net operating revenues	$121	$—	[2]
Foreign currency contracts	50	Cost of goods sold	34	—	[2]
Foreign currency contracts	(218)	Other income (loss) — net	(108)	—
Interest rate contracts	(180)	Interest expense	—	—
Commodity contracts	—	Cost of goods sold	3	—
Total	$625		$50	$—
2013
Foreign currency contracts	$218	Net operating revenues	$149	$1
Foreign currency contracts	52	Cost of goods sold	32	—	[2]
Interest rate contracts	169	Interest expense	(12)	(3)
Commodity contracts	2	Cost of goods sold	(2)	—
Total	$441		$167	$(2)

[1]	The Company records gains and losses reclassified from AOCI into income for the effective portion and ineffective portion, if any, to the same line items in our consolidated statements of income.

[2]	Includes a de minimis amount of ineffectiveness in the hedging relationship.

Derivative instruments, fair value hedges, gain (loss) recognized in income
The following table summarizes the pretax impact that changes in the fair values of derivatives designated as fair value hedges had on earnings during the years ended December 31, 2015, 2014 and 2013 (in millions):

Hedging Instruments and Hedged Items	Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income[1]
2015
Interest rate contracts	Interest expense	$(172)
Fixed-rate debt	Interest expense	169
Net impact to interest expense		$(3)
Foreign currency contracts	Other income (loss) — net	$110
Available-for-sale securities	Other income (loss) — net	(131)
Net impact to other income (loss) — net		$(21)
Net impact of fair value hedging instruments		$(24)
2014
Interest rate contracts	Interest expense	$18
Fixed-rate debt	Interest expense	11
Net impact to interest expense		$29
Foreign currency contracts	Other income (loss) — net	$132
Available-for-sale securities	Other income (loss) — net	(165)
Net impact to other income (loss) — net		$(33)
Net impact of fair value hedging instruments		$(4)
2013
Interest rate contracts	Interest expense	$(193)
Fixed-rate debt	Interest expense	240
Net impact to interest expense		$47
Foreign currency contracts	Other income (loss) — net	$24
Available-for-sale securities	Other income (loss) — net	(48)
Net impact to other income (loss) — net		$(24)
Net impact of fair value hedging instruments		$23

[1] The net impacts represent the ineffective portions of the hedge relationships and the amounts excluded from the assessment of hedge effectiveness.

Derivative instruments,fair value of net investment hedges, gain (loss) recognized in AOCI
The following table summarizes the notional values and pretax impact of changes in the fair values of instruments designated as net investment hedges (in millions):

	Notional Amount		Gain (Loss) Recognized in OCI
	as of December 31,		Year Ended December 31,
	2015	2014	2015	2014	2013
Foreign currency contracts	$1,347	$2,047	$661	$80	$61
Foreign currency denominated debt	10,912	—	(24)	—	—
Total	$12,259	$2,047	$637	$80	$61

Derivative instruments, not designated as hedging instruments, gain (loss) in earnings
The following table presents the pretax impact that changes in the fair values of derivatives not designated as hedging instruments had on earnings during the years ended December 31, 2015, 2014 and 2013 (in millions):

Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income	Year Ended December 31,
		2015	2014	2013
Foreign currency contracts	Net operating revenues	$41	$(6)	$5
Foreign currency contracts	Other income (loss) — net	(92)	(85)	162
Foreign currency contracts	Cost of goods sold	3	—	2
Commodity contracts	Net operating revenues	(16)	(48)	5
Commodity contracts	Cost of goods sold	(209)	(8)	(122)
Commodity contracts	Selling, general and administrative expenses	(25)	(79)	7
Interest rate contracts	Interest expense	—	—	(3)
Other derivative instruments	Selling, general and administrative expenses	1	24	55
Other derivative instruments	Other income (loss) — net	(37)	39	—
Total		$(334)	$(163)	$111